CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (549)	$ (3,214)	$ (635)
Loss from discontinued operations			806
Net profit (loss) from continuing operations	(549)	(3,214)	171
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	363	656	611
Inventory write off	385	443	36
Impairment of other intangible assets		555
Capital gain / loss from sale and disposal of property, plant and equipment	79
Capital loss from sale of investment in other company			7
Currency fluctuation of long term deposits	(11)
Impairment of available for sale securities		156
Impairment of investment in other company	68	39	111
Severance pay, net	(24)	5
Share-based compensation expenses related to employees, directors and service providers	107	169	217
Amortization of discount on convertible note	22	202	225
Accrued interest on long-term convertible note and liability to Dimex Systems Ltd	32	230	196
Conversion expenses of convertible note		760
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note		86
Decrease (increase) in trade receivables, net	500	(1,045)	(417)
Change in income tax accruals	(187)	(199)	52
Decrease (increase) in other accounts receivable and other assets	140	363	(114)
Decrease (increase) in inventories	475	506	138
Increase (decrease) in trade payables	750	(46)	332
Decrease in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(441)	(31)	(105)
Net cash provided by (used in) operating activities from continuing operations	1,709	(365)	1,460
Net cash used in operating activities from discontinued operations			(176)
Net cash provided by (used in) operating activities	1,709	(365)	1,284
Cash flows from investing activities:
Purchase of property, plant and equipment	(82)	(357)	(108)
Proceeds from sale of property, plant and equipment	26
Change in long term bank deposits		(427)
Proceeds from sale of investment in other company			150
Repayment of deferred consideration for the acquisition of Dimex Systems Ltd activity	(255)	(256)	(147)
Net cash used in investing activities from continuing operations	(311)	(1,040)	(105)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities	(311)	(1,040)	(105)
Cash flows from financing activities:
Proceeds from issuance of shares, net			265
Repayment of (proceeds from) short and long-term bank loans	(1,455)	1,113	(841)
Proceeds from (repayment of) long-term convertible note and warrants, net of issuance expenses			(28)
Net cash provided by (used in) financing activities from continuing operations	(1,455)	1,113	(604)
Net cash provided by (used in) financing activities from discontinued operations			(308)
Net cash provided by (used in) financing activities	(1,455)	1,113	(912)
Increase (decrease) in cash and cash equivalents	(57)	(292)	267
Increase (decrease) in cash and cash equivalents from discontinued operations			(128)
Cash and cash equivalents at the beginning of the year	411	703	564
Cash and cash equivalents at the end of the year	354	411	703
Supplemental disclosure of cash flow activities:
Net cash paid during the year for: Interest	502	572	463
Non-cash activities:
Conversion of payable into long-term convertible debentures			161
Sale of investment in other company			150
Conversion of convertible note into share capital		$ 2,523